CERTIFICATION OF
                            STRONG EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                          STRONG SMALL CAP GROWTH FUND

STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Prospectus and Statement of Additional Information for Strong Small Cap Growth Fund - Investor Class shares dated September 30, 2003, filed by the Registrant pursuant to Post-Effective Amendment No. 59 (File No. 33-70764; 811-8100), which was filed with the Securities and Exchange Commission on September 29, 2003 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Small Cap Growth Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG EQUITY FUNDS, INC.

                                             /s/ Christopher O. Petersen
                                            ---------------------------------
                                            By: Christopher O. Petersen
                                            Title: Vice President and
                                                   Assistant Secretary

Dated: October 3, 2003